Stockholders' Equity (Details 3) (USD $)	12 Months Ended
Dec. 31, 2014
Warrants
Exercise price of warrants per half share	6.00
Minimum number of warrants exercisable by holder (in shares)	2
Exercise price of warrants (in dollars per share)	12.00
Issued (in shares)	14,700,000
Number of warrants exercised	100
Outstanding (in shares)	14,700,000
Number of warrants that may be called for redemption (in shares)	10,000,000
Common Class A
Warrants
Number of shares entitled to warrant holders (as a percent)	0.5
Issued (in shares)	50
Total exercise proceeds from warrants	$ 600
Warrants exercisable into number of shares	7,300,000
Trigger price of stock in order to provide for redemption of warrants at option of the Company (in dollars per share)	$ 18.00
Number of trading days through which last sales price of common stock is reported for warrant redemption	20
Period of aggregate number of trading days through which last sales price of common stock is reported for warrant redemption	30 days